Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 2,221	Taxes	UNITED STATES	snj:US-FL	Internal Revenue Service [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 2
	2,946	Taxes	UNITED STATES	snj:US-FL	United States Treasury [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 3
	380	Taxes	UNITED STATES	snj:US-NM	United States Treasury 1 [Member]	Carlsbad Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 4
	787	Fees	UNITED STATES	snj:US-FL	U.S. Customs and Border Protection [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 5
	5,918	Royalties	UNITED STATES	snj:US-NM	U.S. Department of the Interior 2 [Member]	Carlsbad Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 6
	19	Taxes	UNITED STATES	snj:US-FL	U.S. Department of the Interior 1 [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 7
	10	Fees	UNITED STATES	snj:US-NM	U.S. Department of the Interior 2 [Member]	Carlsbad Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 8
	218	Fees	UNITED STATES	snj:US-FL	USDA APHIS Wildlife Services [Member]	Florida Phosphates [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 9
	52,372	Taxes	PERU	snj:PE-LIM	Superintendencia Nacional [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 10
	31,060	Royalties	PERU	snj:PE-LIM	Agencia de Promocion de la Inversion Privada [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 11
	36,006	Taxes	PERU	snj:PE-LIM	Agencia de Promocion de la Inversion Privada [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 12
	961	Royalties	PERU	snj:PE-LIM	Instituto Geologico Minero y Metalu [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 13
	141	Fees	PERU	snj:PE-LIM	Agencia de Promocion de la Inversion Privada [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 14
	318	Fees	PERU	snj:PE-LIM	Organismo de Evaluacion y Fiscaliza [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 15
	545	Fees	PERU	snj:PE-LIM	Organismo Supervisor de la Inversio [Member]	Miski Mayo [Member]	Phosphate [Member]	Phosphate Segment [Member]	Open Pit
#: 16
	5,758	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 17
	18,979	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 18
	19,666	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 19
	91	Taxes	CANADA	snj:CA-SK	Revenue Quebec [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 20
	1,721	Taxes	CANADA	snj:CA-SK	Rural Municipality of Colonsay [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 21
	192	Taxes	CANADA	snj:CA-SK	Ministry of Treasury Board and Finance (Alberta) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 22
	3,410	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 23
	1,104	Fees	CANADA	snj:CA-SK	Saskatchewan Water Corporation [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 24
	61	Fees	CANADA	snj:CA-SK	Water Security Agency (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 25
	6	Fees	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 26
	4	Fees	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Colonsay Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 27
	5,710	Taxes	CANADA	snj:CA-SK	Rural Municipality of Spy Hill [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 28
	742	Taxes	CANADA	snj:CA-SK	Langenburg Rural Municipality of 181 [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 29
	37,632	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 30
	93,266	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 31
	102,032	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 32
	790	Taxes	CANADA	snj:CA-SK	Ministry of Treasury Board and Finance (Alberta) [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 33
	15	Fees	CANADA	snj:CA-SK	Ministry of Treasury Board and Finance (Alberta) [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 34
	19,480	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 35
	69	Fees	CANADA	snj:CA-SK	TransGas Limited [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 36
	41	Fees	CANADA	snj:CA-SK	Water Security Agency (Saskatchewan) [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 37
	51,763	Fees	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Esterhazy Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 38
	1,919	Taxes	CANADA	snj:CA-SK	Rural Municipality of Pense 160 [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 39
	22,955	Taxes	CANADA	snj:CA-SK	Minister of Finance - Revenue Division (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 40
	108,077	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 41
	62,175	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 42
	805	Taxes	CANADA	snj:CA-SK	Ministry of Treasury Board and Finance (Alberta) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 43
	41	Taxes	CANADA	snj:CA-SK	Revenue Quebec [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 44
	11,198	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 45
	3,216	Fees	CANADA	snj:CA-SK	Saskatchewan Water Corporation [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 46
	12,434	Fees	CANADA	snj:CA-SK	TransGas Limited [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 47
	12	Fees	CANADA	snj:CA-SK	Rural Municipality of Pense 160 [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 48
	26	Fees	CANADA	snj:CA-SK	Ministry of Energy and Resources (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 49
	442	Fees	CANADA	snj:CA-SK	Water Security Agency (Saskatchewan) [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 50
	2,197	Fees	CANADA	snj:CA-SK	TD Energy Trading Inc. [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 51
	118	Fees	CANADA	snj:CA-SK	The University of Alberta [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 52
	3,251	Fees	CANADA	snj:CA-SK	SaskEnergy Incorporated [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 53
	12	Fees	CANADA	snj:CA-SK	Saskatchewan Power Corporation [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 54
	3	Comm. Social Resp.	CANADA	snj:CA-SK	Rural Municipality of Spy Hill [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 55
	486	Comm. Social Resp.	CANADA	snj:CA-SK	Good Spirit School Division [Member]	Belle Plaine Mine [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 56
	2	Taxes	CANADA	snj:CA-SK	Revenue Quebec [Member]	Mosaic I (Canada) Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 57
	291	Taxes	CANADA	snj:CA-SK	Canada Revenue Agency [Member]	Mosaic I (Canada) Holdings ULC [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 58
	975	Taxes	BRAZIL	snj:BR-SP	Secretaria da Fazenda Estado Sao Paulo [Member]	Brazil Corporate [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]
#: 59
	6	Fees	BRAZIL	snj:BR-SP	Secretaria da Fazenda Estado Sao Paulo [Member]	Sao Paulo Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 60
	7,553	Royalties	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 61
	4	Fees	BRAZIL	snj:BR-MG	Secretaria da Fazenda Estado Sao Paulo [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 62
	268	Fees	BRAZIL	snj:BR-GO	Agencia Nacional de Aguas [Member]	Goias Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 63
	1,291	Royalties	BRAZIL	snj:BR-SP	Fundo Especial de D do I de P Ambie [Member]	Sao Paulo Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 64
	1,291	Royalties	BRAZIL	snj:BR-SP	Fundo Especial de Desp do Gabinete [Member]	Sao Paulo Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 65
	15,617	Taxes	BRAZIL	snj:BR-MG	Ministerio da Economia [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 66
	239	Fees	BRAZIL	snj:BR-SP	Sao Paulo Governo do Estado [Member]	Sao Paulo Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 67
	4	Fees	BRAZIL	snj:BR-MG	Agencia Nacional de Mineracao [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 68
	781	Royalties	BRAZIL	snj:BR-GO	Goias Secretaria da Fazenda [Member]	Goias Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 69
	3,748	Royalties	BRAZIL	snj:BR-GO	Agencia Nacional de Mineracao [Member]	Goias Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 70
	28,917	Taxes	BRAZIL	snj:BR-SP	Ministerio da Economia [Member]	Brazil Corporate [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]
#: 71
	81	Fees	BRAZIL	snj:BR-MG	Agencia Nacional de Aguas [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 72
	4	Fees	BRAZIL	snj:BR-GO	Goias Secretaria da Fazenda [Member]	Goias Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 73
	2,376	Royalties	BRAZIL	snj:BR-SP	Agencia Nacional de Mineracao [Member]	Sao Paulo Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 74
	171	Fees	BRAZIL	snj:BR-MG	Instituto Estadual de Florestas [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 75
	8	Taxes	BRAZIL	snj:BR-MG	Municipio de Tapira [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 76
	302	Fees	BRAZIL	snj:BR-MG	Secretaria Fazenda de Minas Gerais [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 77
	228	Fees	BRAZIL	snj:BR-MG	Secretaria de Estado de Fazenda [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 78
	316	Fees	BRAZIL	snj:BR-MG	Municipio de Tapira [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 79
	1	Fees	BRAZIL	snj:BR-MG	Ministerio da Economia [Member]	Minas Gerais Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 80
	1	Taxes	BRAZIL	snj:BR-SP	Ministerio da Economia [Member]	Sao Paulo Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 81
	1	Fees	BRAZIL	snj:BR-SP	Agencia Nacional de Mineracao [Member]	Sao Paulo Phosphate Mines [Member]	Phosphate [Member]	Mosaic Fertilizantes Segment [Member]	Open Pit
#: 82
	7,164	Taxes	BRAZIL	snj:BR-SE	Ministerio da Economia 1 [Member]	Sergipe Potash Mines [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining
#: 83
	42	Fees	BRAZIL	snj:BR-SE	Agencia Nacional de Mineracao 1 [Member]	Sergipe Potash Mines [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining
#: 84
	$ 3,788	Royalties	BRAZIL	snj:BR-SE	Agencia Nacional de Mineracao 1 [Member]	Sergipe Potash Mines [Member]	Potash [Member]	Mosaic Fertilizantes Segment [Member]	Underground Mining